Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 20,238	$ 18,177
Warrants and options	126	98
Marketable securities	377	367
Other temporary differences	341	326
Deferred tax assets before valuation allowance	21,082	18,968
Valuation allowance	(21,082)	(18,968)	$ (17,210)
Net deferred tax asset